Long-term Debt - Sustainability-Linked Senior Secured Notes (Details) - Senior Secured Notes - USD ($)	May 17, 2022	Aug. 31, 2021	May 31, 2021
Debt Instrument [Line Items]
Face value of debt	$ 500,000,000		$ 500,000,000
Series B Senior Secured Notes
Debt Instrument [Line Items]
Interest rate		3.91%
Minimum | Series A, Series C, and Series D Senior Secured Notes
Debt Instrument [Line Items]
Interest rate	5.15%		3.91%
Maximum | Series A, Series C, and Series D Senior Secured Notes
Debt Instrument [Line Items]
Interest rate	5.49%		4.26%